STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF AWARD ACTIVITY UNDER THE PLAN

The following table summarizes the award activity under the Plan for the year ended March 31, 2026:

	Thousands of Yen, except Number of PSUs and Weighted Average Grant Date Fair Value Per Share
	Fair Value		Number of PSUs	Weighted Average Grant Date Fair Value Per Share
Unvested as of March 31, 2025	¥		-	¥-
Granted		81,295	500,000	162.59
Vested			-	-
Forfeited			-	-
Unvested as of March 31, 2026		¥81,295	500,000	¥162.59

SCHEDULE OF NON-EMPLOYEE STOCK BASED COMPENSATION COSTS IN RELATION TO THE PLAN

	For the years Ended March 31,
	2026	2025
Equity-classified stock-based compensation expense	¥12,709	¥-
Liability-classified stock-based compensation expense	¥5,191	¥-
Stock-based compensation expense	¥17,900	¥-